Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-2

3.35% Exchange Note

Class A-1 0.40000% Asset Backed Notes

Class A-2A 1.18% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.68% Asset Backed Notes

Class A-4 1.85% Asset Backed Notes

Class B 2.42% Asset Backed Notes

Class C 2.99% Asset Backed Notes

Class D 3.34% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	09/01/16
End of Period:	09/30/16
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	30
Report Due Date:	10/18/16
Distribution Date:	10/20/16
Transaction Month:	16

2015-2				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	42,838	05/02/2015	06/17/2015	$1,084,265,874
Total	42,838			$1,084,265,874

RECONCILIATION OF 2015-2 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$853,003,125

{2} Reduction in Agg. Securitization Value due to payments				{2}	9,676,483
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,499,500
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	7,843,432
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	19,019,415

{7} End of period Aggregate Securitization Value					{7}	$833,983,710

{8} Pool Factor					{8}	76.916901%

RECONCILIATION OF 2015-2 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,072,000,000

{10} Beginning of period Exchange Note Balance					{10}	$840,737,251

{11} Exchange Note Principal Payment Amount					{11}	19,019,415

{12} End of period Exchange Note Balance					{12}	$821,717,836

{13} Note Pool Factor					{13}	76.652783%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$119,000,000	$77,000,000	$273,000,000	$321,000,000	$100,180,000

{15} Beginning of period Note Balance	{15}	$0	$45,144,997	$160,059,547	$321,000,000	$100,180,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	4,184,271	14,835,144	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$40,960,726	$145,224,403	$321,000,000	$100,180,000

{21} Note Pool Factor	{21}	0.000000%	53.195748%	53.195752%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$41,750,000	$38,490,000	$29,820,000		$1,000,240,000

{23} Beginning of period Note Balance	{23}	$41,750,000	$38,490,000	$29,820,000		$736,444,544

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		19,019,415
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$41,750,000	$38,490,000	$29,820,000		$717,425,129

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		71.725299%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$853,003,125

{31} Ending Designated Pool Balance							{31}	833,983,710
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	833,983,710

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$19,019,415

Interest calculation:
		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$840,737,251	$0	3.35%	30	30/360	$2,347,058

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2015-2 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$14,497,941
{37} Net Liquidation Proceeds collected during period							{37}	10,446,906
{38} Investment Earnings							{38}	6,366
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(6,366)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	24,944,847

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	710,836
{43} To the 2015-2 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,347,058
{44} To the 2015-2 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	19,019,415
{45} To the 2015-2 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	2,867,538

{47} Total Distributions:								{47}	$24,944,847

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$853,003,125
{49} Ending Agg. Securitization Value						{49}	833,983,710
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	19,019,415

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	19,019,415

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$19,019,415

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.40000%	30	Actual/360	$0
{56}	Class A-2A	$45,144,997	0	1.18%	30	30/360	44,393
{57}	Class A-2B	$160,059,547	0	0.95178%	30	Actual/360	126,951
{58}	Class A-3	$321,000,000	0	1.68%	30	30/360	449,400
{59}	Class A-4	$100,180,000	0	1.85%	30	30/360	154,444
{60}	Class B	$41,750,000	0	2.42%	30	30/360	84,196
{61}	Class C	$38,490,000	0	2.99%	30	30/360	95,904
{62}	Class D	$29,820,000	0	3.34%	30	30/360	82,999

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2015-2 Exchange Note Collections							{63}	$21,366,473
{64} Investment Earnings							{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account							{65}	6,366
{66} Investment Earnings - and amounts released from Reserve Account							{66}	1,316
{67} Optional Purchase Price							{67}	0
{68} Indenture Section 5.4 disposition of Collateral							{68}	0
{69} Reserve Account Withdrawal Amount							{69}	0

{70} Total Available Funds:								{70}	21,374,155

Distributions:
{71} To the Successor Servicer, unpaid transition expenses, pro rata							{71}	0
{72} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	417
{73} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{73}	208
{74} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{74}	0
{75} Class A-2A Noteholders’ Interest Distributable Amount pari passu							{75}	44,393
{76} Class A-2B Noteholders’ Interest Distributable Amount pari passu							{76}	126,951
{77} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{77}	449,400
{78} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{78}	154,444
{79} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class B Noteholders’ Interest Distributable Amount							{80}	84,196
{81} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class C Noteholders’ Interest Distributable Amount							{82}	95,904
{83} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Class D Noteholders’ Interest Distributable Amount							{84}	82,999
{85} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{85}	0
{86} Noteholders’ Principal Distributable Amount							{86}	19,019,415
{87} To the Reserve Account, the Reserve Amount Required Amount							{87}	0
{88} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{88}	0
{89} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{90}	0
{91} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{91}	0
{92} To the Issuer Trust Certificateholders, the aggregate amount remaining							{92}	1,315,828

{93} Total Distributions:								{93}	$21,374,155

PRINCIPAL PARITY AMOUNT CALCULATION

	Class	(X) Cumulative Note Balance	(Y) Aggregate Securitization Value	(I) Excess of (X) - (Y)	(II) Total Available Funds in Indenture Collection Account	Lesser of (I) or (II)
{94}	Class A	$626,384,544	$833,983,710	$0	$20,598,342	$0
{95}	Class B	668,134,544	833,983,710	0	20,514,146	0
{96}	Class C	706,624,544	833,983,710	0	20,418,242	0
{97}	Class D	736,444,544	833,983,710	0	20,335,243	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{98} Excess Total Available Funds						{98}	$1,315,828

{99} Beginning Note Balance				{99}	736,444,544
{100} Principal payments through Indenture Section 8.3 (i) through (xvii)				{100}	19,019,415
{101} Pro-Forma Note Balance					{101}	717,425,129

{102} Ending Aggregate Securitization Value				{102}	833,983,710
{103} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,558,581)				{103}	116,558,581
{104} Required Pro Forma Note Balance {102} - {103}					{104}	717,425,129

{105} Excess of Pro Forma Balance minus Required Pro Forma Balance {101} - {104}						{105}	0

{106} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{106}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{107} Ending Aggregate Securitization Value						{107}	$833,983,710
{108} End of Period Note Balance						{108}	821,717,836
{109} Overcollateralization						{109}	12,265,874
{110} Overcollateralization %							{110}	1.47%

Asset Backed Notes:
{111} Ending Aggregate Securitization Value						{111}	833,983,710
{112} End of Period Note Balance						{112}	717,425,129
{113} Overcollateralization						{113}	116,558,581
{114} Overcollateralization %							{114}	13.98%

RECONCILIATION OF 2015-2 CASH RESERVE ACCOUNT
{115} Specified Reserve Balance							{115}	$5,421,329

{116} Beginning of Period Reserve Account balance							{116}	$5,421,329
{117} Investment Earnings						{117}	1,316
{118} From the Indenture Collection Account, the Reserve Account Required Amount						{118}	0
{119} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{119}	0
{120} Total Reserve balance available:							{120}	5,422,645

{121} Specified Reserve Balance							{121}	5,421,329

{122} Release Excess Cash to Indenture Collection Available Funds							{122}	1,316

{123} End of period Reserve Account balance							{123}	$5,421,329

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{124} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{124}	Yes
{125} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{125}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	October 17, 2016

GM Financial

GMALT 2015-2

Supplemental Monthly Data

September 30, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$853,003,125	$675,977,360
Change	(19,019,415)	(7,820,400)

End of Period	$833,983,710	$668,156,960
Residual Value as % of Agg. Securitization Value		80.12%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	38,509	823,879,320	98.79%
31 - 60 days	352	7,538,939	0.90%
61 - 90 days	83	1,691,803	0.20%
91 - 120 days	38	873,648	0.10%

Total	38,982	833,983,710	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	160	4,389,052	1,814	50,249,661
Standard terminations	13	252,571	251	4,652,732

Total retained by lessee	173	4,641,623	2,065	54,902,393
Returned Vehicles
Early terminations	165	2,808,167	786	12,397,325
Standard terminations	24	393,642	245	3,556,835

Total returned to dealer	189	3,201,809	1,031	15,954,160
Charged off leases / Repossessed vehicles	77	1,499,500	746	16,394,720
Repurchases	0	0	14	465,462
Other	0	0	0	0

Total terminations	439	9,342,932	3,856	87,716,735

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,499,500	16,394,720
less: Sales proceeds	1,132,591	12,409,234
less: Excess wear and excess mileage received	0	0
less: Other amounts received	179,686	771,464

Net Credit (Gain) Loss	187,223	3,214,022

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	3,134,791	15,765,520
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	3,338,255	17,004,434
less: Excess wear and excess mileage received	1,690	22,820
less: Other recovery amounts	31,404	177,457

Residual (Gain) Loss	(236,558)	(1,439,191)

	Current Period	Prev. Month
Prepay Speed	0.7789%	0.8584%

Return Rate	233.3333%	17500.0000%

(1)	Percentages may not add to 100% due to rounding.